Impairment of assets (Tables)	12 Months Ended
Dec. 31, 2020
Statement [Line Items]
Disclosure of impairment loss and reversal of impairment loss
The following chart presents the changes on impairment losses through the year:

	12.31.2019	Additions	Reversal	Amortization	12.31.2020
Cash-generating units
E2 Platform	—	91.1	(90.2)	(0.9)	—
Mid-Size / Super Mid-Size Platform	71.6	7.0	(15.9)	(2.3)	60.4
Satellites	—	3.8	—	—	3.8

	71.6	101.9	(106.1)	(3.2)	64.2

Allocation of impairment losses
Fixed assets - Machinery and equipment	14.1				11.3
Fixed assets - Tooling	1.8				1.5
Intangibles - Internally developed	55.7				51.4

	71.6				64.2

Operating segments (Note 38)
Executive Aviation	71.6				60.4
Defense & Security	—				3.8

	71.6				64.2

Disclosure Of Detailed Information About Sensitivity Analysis Of Impairment Test
The table below presents the sensitivity analysis of the key assumptions in the impairment test based on value-in-use
calculation as of December 31, 2020:

Assumption	Factor		Sensitivity	Impact in impairment test
Estimated aircraft deliveries during the useful life of platform up to 21 years and keeping current market share		—	5%	If the level of aircrafts deliveries fluctuates negatively in 5%, a impairment loss of US$ 104 would be recognized.

Discount rate		10.5%	1 percentage point	Increase of 1 pp. in discount rate would cause impairment loss of US$ 132.

Foreign exchange rate (US$/R$) – rate applied to translate cash flows generated in a different currency (R$) from the functional currency (US$)	R$	5.1967	10%	Reduction of 10% in spot rate as of 12/31/2020 would cause impairment loss of US$ 246.

Mid-Size / Super Mid-Size Platform [member]
Statement [Line Items]
Disclosure Of Detailed Information About Sensitivity Analysis Of Impairment Test
The table below presents the sensitivity analysis of the key assumptions in the impairment test based on value-in-use
calculation as of December 31, 2020:

Assumption	Factor		Sensitivity	Impact in impairment test
Estimated aircraft deliveries during the useful life of platform up to 30 years and keeping current market share		—	5%	Increase of impairment loss in US$ 63 if the level of aircrafts deliveries fluctuates negatively in 5%, or reduces to zero if fluctuates positively in 5%.

Discount rate		10.5%	1 percentage point	Increase of 1 pp. in discount rate would increase impairment loss in US$ 61, or a reduction of 1 pp. in discount rate would change impairment loss to zero.

Foreign exchange rate (US$/R$) – rate applied to translate cash flows generated in a different currency (R$) from the functional currency (US$)	R$	5.1967	10%	Reduction of 10% in spot rate as of 12/31/2020 would increase impairment loss in US$ 46, or reduce by US$ 37 if spot rate increases 10%.